Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 7: -	PROPERTY AND EQUIPMENT, NET

Composition of assets, grouped by major classification, is as follows:

	December 31,
	2018	2017

Cost:
Computers and electronic equipment	$3,122	$2,719
Office furniture and equipment	294	231
Leasehold improvements	169	97

	3,585	3,047
Accumulated depreciation:
Computers and electronic equipment	1,640	1,024
Office furniture and equipment	93	83
Leasehold improvements	20	16

	1,753	1,123

	$1,832	$1,924

Depreciation expenses for the years ended December 31, 2018, 2017 and 2016 amounted to $657, $537 and $286, respectively.